Financial instruments (Details 5) - Currency swap contract [member] ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		$ 2,500		$ 3,500
Receivable | ₨	₨ 183,750		₨ 257,250
Less than 1 year [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		1,000		1,000
Receivable | ₨	73,500		73,500
One to two years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		1,000		1,000
Receivable | ₨	73,500		73,500
Two to three years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		500		1,000
Receivable | ₨	36,750		73,500
Three to four years [Member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		0		500
Receivable | ₨	0		36,750
Four to five years [member]
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		0		0
Receivable | ₨	0		0
More than five years
Maturity Analysis For Derivative Financial Instruments [Line Items]
Payable | $		$ 0		$ 0
Receivable | ₨	₨ 0		₨ 0